Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 96	$ 171
Accounts and notes receivable (net of allowance of $3 at December 31, 2015 and $0 at December 31, 2014)	1,026	905
Inventories	127	231
Other current assets	190	198
Total current assets	1,439	1,505
Investments	7,336	8,399
Property, plant, and equipment – net	28,600	27,322
Goodwill	47	1,120
Other intangible assets – net of accumulated amortization	9,969	10,451
Regulatory assets, deferred charges, and other	479	451
Total assets	47,870	49,248
Accounts payable:
Trade	648	808
Affiliate	141	137
Accrued interest	231	215
Asset retirement obligations	57	40
Other accrued liabilities	469	392
Long-term debt due within one year	176	4
Commercial paper	499	798
Total current liabilities	2,221	2,394
Long-term Debt and Capital Lease Obligations	19,001	16,252
Asset retirement obligations	857	791
Deferred income tax liabilities	119	133
Regulatory liabilities, deferred income, and other	$ 1,066	$ 993
Contingent liabilities and commitments (Note 17)
Partners’ equity:
Common units (588,546,022 and 362,556,333 units outstanding at December 31, 2015 and 2014, respectively)	$ 19,730	$ 10,367
Class B units (14,784,015 units outstanding as of December 31, 2015)	771	0
Class D units (21,574,035 units outstanding at December 31, 2014)	0	1,011
General partner	2,552	9,214
Accumulated other comprehensive income (loss)	(172)	2
Total partners’ equity	22,881	20,594
Noncontrolling interests in consolidated subsidiaries	1,725	8,091
Total equity	24,606	28,685
Total liabilities and equity	$ 47,870	$ 49,248